PFM Multi-Manager Series Trust

213 Market Street

Harrisburg, Pennsylvania 17101-2141

June 1, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Service

Re:	PFM Multi-Manager Series Trust (the “Registrant”)
File Nos.: 333-220096 and 811-23282

Dear Sir or Madam:

Pursuant to Rule 497 under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure for the Registrant. The attached XBRL-coded prospectus disclosure is based on the disclosure found in the Rule 497 filing for the Registrant filed on May 11, 2018 (Accession No. 0001144204-18-027663).

If you have any questions, please contact me at (617) 662-1742.

Very truly yours,

/s/ David James

David James

Secretary